Costs Associated With Restructuring Activities	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Costs Associated With Restructuring Activities
Costs Associated With Restructuring Activities
On November 16, 2015, the Company’s Board of Directors approved the strategic decision to relocate its headquarters from Scottsdale, Arizona to Dallas, Texas. The Company began occupying temporary office space in the new headquarters in the spring of 2016, and finalized the move with the opening of the new office space in late September 2016. As a result of moving its corporate headquarters, the Company incurred various restructuring charges, including employee separation and relocation costs. Restructuring charges incurred for the years ended December 31, 2017, December 31, 2016 and December 31, 2015 were none, $6.3 million and $7.1 million, respectively, and are included within restructuring charges on the accompanying consolidated statements of operations.
The Company incurred total relocation costs of $20.5 million, of which $13.4 million was for restructuring, $3.5 million was for capitalized costs related to tenant improvements and fixtures for the new corporate headquarters space and $3.6 million represents other relocation costs, primarily for redundant office space and employee salaries and benefits for departing employees, incurred in the transition phase. The Company did not incur any additional costs after December 31, 2016.